GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,337
Exchange adjustment	11
Acquisitions	441
Goodwill, ending balance	$ 2,789	$ 2,337
Number of Cash Generating Units | item	4
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 727
Goodwill, ending balance	$ 787	$ 727
Pre-tax discount rate	9.50%	9.60%
Increase in discount rates	19.00%
Orthopaedics | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	7.00%	4.50%
Orthopaedics | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates		4.50%
Orthopaedics | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine & ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,313
Goodwill, ending balance	$ 1,364	$ 1,313
Pre-tax discount rate	9.50%	9.60%
Increase in discount rates	16.40%
Sports Medicine & ENT | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	6.20%	4.70%
Sports Medicine & ENT | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates		4.70%
Sports Medicine & ENT | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 297
Goodwill, ending balance	$ 638	$ 297
Pre-tax discount rate	9.50%	9.60%
Increase in discount rates	15.90%
Advanced Wound Management | Minimium
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	5.10%	4.20%
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,337	$ 2,371
Exchange adjustment	11	(34)
Acquisitions	441
Goodwill, ending balance	$ 2,789	$ 2,337